UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EnTrust Partners LLC, attn: Jill Zelenko
Address:  717 Fifth Avenue, 25th Floor
          New York, NY 10022

Form 13F File Number: 28-04371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Zelenko
Title:  Chief Financial Officer/Chief Operating Officer
Phone:  (212) 888-1040

Signature, Place, and Date of Signing:

 /s/ Jill Zelenko              New York, New York           November 14, 2001
 ---------------------         ------------------           -----------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[X] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: EnTrust Capital Inc.